FINANCING RECEIVABLES - Past Due (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Past Due Financing Receivable
Troubled debt restructurings of financing receivables	$ 0	$ 0
Total Lease Receivable and Loan Receivable Portfolio Segments
Past Due Financing Receivable
Fully Reserved Financing Receivable	271	517
Less than 90 Days or Unbilled Financing Receivables	17,740	19,355
Total Financing Receivables	18,073	19,945
Recorded Investment > 90 Days and Accruing	253	388
Total Lease Receivable and Loan Receivable Portfolio Segments | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	62	73
Lease receivables
Past Due Financing Receivable
Fully Reserved Financing Receivable	89	173
Less than 90 Days or Unbilled Financing Receivables	6,216	6,834
Total Financing Receivables	6,336	7,041
Recorded Investment > 90 Days and Accruing	111	168
Lease receivables | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	31	35
Loan receivables
Past Due Financing Receivable
Fully Reserved Financing Receivable	182	344
Less than 90 Days or Unbilled Financing Receivables	11,524	12,521
Total Financing Receivables	11,737	12,904
Recorded Investment > 90 Days and Accruing	141	220
Loan receivables | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	31	38
Major Markets | Total Lease Receivable and Loan Receivable Portfolio Segments
Past Due Financing Receivable
Total Financing Receivables	14,161	15,256
Major Markets | Lease receivables
Past Due Financing Receivable
Fully Reserved Financing Receivable	11	33
Less than 90 Days or Unbilled Financing Receivables	4,994	5,479
Total Financing Receivables	5,013	5,517
Recorded Investment > 90 Days and Accruing	34	108
Major Markets | Lease receivables | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	8	5
Major Markets | Loan receivables
Past Due Financing Receivable
Fully Reserved Financing Receivable	5	35
Less than 90 Days or Unbilled Financing Receivables	9,129	9,696
Total Financing Receivables	9,148	9,739
Recorded Investment > 90 Days and Accruing	62	134
Major Markets | Loan receivables | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	15	7
Growth Markets | Total Lease Receivable and Loan Receivable Portfolio Segments
Past Due Financing Receivable
Total Financing Receivables	3,912	4,689
Growth Markets | Lease receivables
Past Due Financing Receivable
Fully Reserved Financing Receivable	78	140
Less than 90 Days or Unbilled Financing Receivables	1,222	1,355
Total Financing Receivables	1,323	1,524
Recorded Investment > 90 Days and Accruing	77	60
Growth Markets | Lease receivables | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	23	30
Growth Markets | Loan receivables
Past Due Financing Receivable
Fully Reserved Financing Receivable	177	309
Less than 90 Days or Unbilled Financing Receivables	2,396	2,825
Total Financing Receivables	2,589	3,165
Recorded Investment > 90 Days and Accruing	80	86
Growth Markets | Loan receivables | Total Past Due > 90 days
Past Due Financing Receivable
Total Past Due > 90 days	$ 16	$ 31